Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2016
Registrant Name	Horizons ETF Trust I
Central Index Key	0001551030
Amendment Flag	false
Document Creation Date	Feb. 28, 2017
Document Effective Date	Feb. 28, 2017
Prospectus Date	Feb. 28, 2017
Horizons NASDAQ 100 Covered Call ETF | Horizons NASDAQ 100 Covered Call ETF
Risk/Return:
Trading Symbol	QYLD
Horizons DAX Germany ETF | Horizons DAX Germany ETF
Risk/Return:
Trading Symbol	DAX
BullMark LatAm Select Leaders ETF | BullMark LatAm Select Leaders ETF
Risk/Return:
Trading Symbol	BMLA
Horizons USA Managed Risk ETF | Horizons USA Managed Risk ETF
Risk/Return:
Trading Symbol	USMR